                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [_];          Amendment Number:
  This Amendment (Check only one):    [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Wellspring Management, LLC
Address:   1790 Kilby Parkway
           Suite 127
           Memphis, TN 38138

Form 13F File Number: 28-11730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George Whte
Title:     Managing Member
Phone:     (901) 753-6863

Signature, Place, and Date of Signing:

     /S/ George White            Memphis, TN            November 14, 2006
 --------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            0

Form 13F Information Table Entry Total:                      30

Form 13F Information Table Value Total:            $164,930,000

List of Other Included Managers:                            N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
           COLUMN 1                 COLUMN 2       COLUMN 3   COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
           --------              ---------------  ----------- -------- ---------------- ---------- -------- -------------------
                                                                                                             VOTING AUTHORITY
                                                               VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   -------------------
NAME OF ISSUER                   TITLE OF CLASS     CUSIP     (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------                   ---------------  ----------- -------- ------- --- ---- ---------- -------- ------- ------ ----
ADTRAN, INC                            COM        00738A 10 6  11,693  498,000             SOLE             498,000
CERIDIAN CORP NEW                      COM        156779 10 0   3781   160,000             SOLE             160,000
DARWIN PROFESSIONAL UNDERWRITER        COM        237502 10 9   4650   215,000             SOLE             215,000
DIRECTV GROUP INC.                     COM        25459L 10 6   1534   70,000              SOLE             70,000
DISCOVERY HOLDING CO                  CL A        25468Y 10 7   4894   330,000             SOLE             330,000
ECHOSTAR COMMUNICATIONS CORP          CL A        278762 10 9   3538   100,000             SOLE             100,000
FIRST DATA CORP                        COM        319963 10 4  11,085  505,000             SOLE             505,000
GREAT A&P TEA CO, INC.                 COM        390064 10 3   3914   140,800             SOLE             140,800
GREAT AMERN FINL RES INC               COM        389915 10 9   7968   343,300             SOLE             343,300
GRUPO TELEVISA, S.A.             SP ARD REP ORD   40049J 20 6   3992   160,000             SOLE             160,000
HANESBRANDS INC.                       COM        410345 10 2   3668   150,000             SOLE             150,000
HOLOGIC INC                            COM        436440 10 1   2462   50,000              SOLE             50,000
INFINITY PPTY & CAS CORP               COM        45665Q 10 3  9,728   219,800             SOLE             219,800
INTEGRATED ELECTRICAL SVC              COM        45811E 30 1   641    37,374              SOLE             37,374
JACUZZI BRANDS INC                     COM        469865 10 9   2020   163,300             SOLE             163,300
KNIGHT TRANSPORTATION INC              COM        499064 10 3   4479   245,400             SOLE             245,400
LEGG MASON INC.                        COM        524901 10 5   2498   28,000              SOLE             28,000
LIBERTY MEDIA HOLDING CORP          INT SER A     53071M 10 4   5548   250,000             SOLE             250,000
LIBERTY MEDIA HOLDING CORP          CAP SER A     53071M 30 2   3668   42,000              SOLE             42,000
MASTERCARD INCORPORATED                COM        57636Q 10 4   3341   46,000              SOLE             46,000
MEDIACOM COMMUNICATIONS CORP          CL A        58446K 10 5   2164   260,400             SOLE             260,400
NYMOX PHARMACEUTICAL CORP              COM        67076P 10 2   207    50,000              SOLE             50,000
PHH CORP                               COM        693320 20 2   5502   200,000             SOLE             200,000
POOL CORPORATION                       COM        73278L 10 5   7364   180,000             SOLE             180,000
SCRIPPS CO E.W. CL-A (NEW)            CL A        811054 20 4  32,264  255,000             SOLE             255,000
SLM CORPORATION                        COM        78442P 10 6   6244   130,000             SOLE             130,000

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
           COLUMN 1                 COLUMN 2       COLUMN 3   COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
           --------              ---------------  ----------- -------- ---------------- ---------- -------- -------------------
                                                                                                             VOTING AUTHORITY
                                    TITLE OF                   VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   -------------------
NAME OF ISSUER                        CLASS         CUSIP     (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------                   ---------------  ----------- -------- ------- --- ---- ---------- -------- ------- ------ ----
SPRINT NEXTEL CORPORATION              COM        852061 10 0   5368   280,000             SOLE             280,000
21/ST/ CENTURY INSURANCE GROUP         COM        90130N 10 3   1587   100,000             SOLE             100,000
UNIVISION COMMUNICATIONS              CL A        914906 10 2   5252   150,000             SOLE             150,000
WRIGHT EXPRESS CORPORATION             COM        98233Q 10 5   3876   142,800             SOLE             142,800